Segment Information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Information By Reporting Segment

Information by reporting segments is summarized as follows:

(¥ in millions)
For the years ended March 31:	Farm & Industrial Machinery	Water & Environment Systems	Social Infrastructure	Other	Adjustments	Consolidated
2012:
Revenues:
External customers	¥713,943	¥198,511	¥64,775	¥30,790	¥—	¥1,008,019
Intersegment	69	2,428	2,832	18,010	(23,339)	—

Total	714,012	200,939	67,607	48,800	(23,339)	1,008,019

Operating income	¥97,776	¥14,829	¥2,651	¥2,450	¥(12,026)	¥105,680

Identifiable assets at March 31, 2012	¥1,039,280	¥184,990	¥61,282	¥49,530	¥152,587	¥1,487,669
Depreciation and amortization	14,582	4,768	1,806	705	2,000	23,861
Capital expenditures	20,077	3,390	2,686	1,071	3,888	31,112

2011:
Revenues:
External customers	¥651,518	¥192,768	¥60,439	¥28,960	¥—	¥933,685
Intersegment	64	1,594	2,657	15,837	(20,152)	—

Total	651,582	194,362	63,096	44,797	(20,152)	933,685

Operating income	¥86,487	¥13,121	¥2,463	¥2,096	¥(18,056)	¥86,111

Identifiable assets at March 31, 2011	¥918,656	¥170,691	¥62,092	¥39,386	¥166,027	¥1,356,852
Depreciation and amortization	15,870	6,010	1,931	697	2,009	26,517
Capital expenditures	13,871	4,861	3,764	691	764	23,951

2010:
Revenues:
External customers	¥616,726	¥222,949	¥63,293	¥27,676	¥—	¥930,644
Intersegment	77	611	2,710	14,091	(17,489)	—

Total	616,803	223,560	66,003	41,767	(17,489)	930,644

Operating income	¥60,485	¥19,723	¥2,699	¥2,629	¥(15,834)	¥69,702

Identifiable assets at March 31, 2010	¥930,480	¥186,768	¥65,519	¥42,246	¥184,020	¥1,409,033
Depreciation and amortization	18,489	6,033	1,933	552	1,896	28,903
Capital expenditures	14,820	5,969	1,992	741	2,516	26,038

(Notes)

1.	The unallocated corporate expenses included in “Adjustments” amounted to ¥12,030 million, ¥18,066 million, and ¥15,834 million for the years ended March 31, 2012, 2011, and 2010, respectively. The unallocated corporate assets included in “Adjustments” amounted to ¥171,354 million, ¥182,602 million, and ¥190,282 million at March 31, 2012, 2011, and 2010, respectively, which consisted mainly of cash and cash equivalents, investment securities, and corporate properties held or used by the administration departments of the parent company. “Adjustments” also included the elimination of intersegment transactions.
2.	The aggregated amounts of operating income equal to those in the consolidated statements of income, and refer to the consolidated statements of income for the reconciliation of operating income to income before income taxes and equity in net income of affiliated companies.
3.	Intersegment revenues are recorded at values that approximate market prices.

Schedule Of Revenues From External Customers By Product Groups

Information for revenues from external customers by product groups is summarized as follows:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Farm & Industrial Machinery:
Farm equipment and engines	¥619,989	¥580,671	¥561,165
Construction machinery	93,954	70,847	55,561

	713,943	651,518	616,726

Water & Environment Systems:
Pipe-related products	122,247	121,836	144,465
Environment-related products	76,264	70,932	78,484

	198,511	192,768	222,949

Social Infrastructure	64,775	60,439	63,293
Other	30,790	28,960	27,676

Total	¥1,008,019	¥933,685	¥930,644

Schedule Of Information For Revenues From External Customers By Destination And Long-Lived Assets Based On Physical Location

Information for revenues from external customers by destination and property, plant, and equipment based on physical location are summarized as follows:

(¥ in millions)
	2012	2011	2010
Revenues from external customers by destination for the years ended March 31:
Japan	¥498,684	¥477,913	¥501,663
North America	219,929	189,330	174,371
Europe	88,715	75,762	67,791
Asia Outside Japan	169,632	160,533	148,589
Other Areas	31,059	30,147	38,230

Total	¥1,008,019	¥933,685	¥930,644

Property, plant, and equipment based on physical location at March 31:
Japan	¥176,987	¥177,460	¥183,042
North America	15,158	16,146	20,210
Europe	9,580	1,733	2,162
Asia Outside Japan	20,087	18,794	13,983
Other Areas	3,255	3,225	1,496

Total	¥225,067	¥217,358	¥220,893